Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2011
Employee deferred compensation
Deferred compensation expense

in	2Q11	1Q11	2Q10	6M11	6M10

Deferred compensation expense (CHF million)

Share-based awards	223	200	60	423	127

Adjustable Performance Plan awards	318	370	245	688	517

Restricted Cash Awards	47	101	0	148	0

Scaled Incentive Share Units	98	117	139	215	303

Incentive Share Units	46	36	237	82	427

Cash Retention Awards	0	0	155	0	307

Performance Incentive Plans (PIP I and PIP II)	0	0	1	0	1

Partner Asset Facility [1]	20	53	(48)	73	(40)

Other cash awards	93	112	80	205	188

Total deferred compensation expense	845	989	869	1,834	1,830

Total shares delivered (million)

Total shares delivered	1.5	21.1	37.6	22.6	45.8

1 Compensation expense represents the change in underlying fair value of the indexed assets during the period.

Additional information

end of	2Q11

Estimated unrecognized compensation expense (CHF million)

Share-based awards	1,518

Adjustable Performance Plan awards	1,169

Restricted Cash Awards	258

Scaled Incentive Share Units	480

Incentive Share Units	195

Other cash awards	52

Total	3,672

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Share-based award activities

	2Q11		1Q11		2Q10		6M11		6M10

	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF

Share-based award activities

Balance at beginning of period	50.5	43.28	17.3	43.86	14.0	46.69	17.3	43.86	15.5	45.67

Granted	1.1	38.53	36.6	42.44	1.6	48.81	37.7	42.33	2.9	49.41

Settled	(1.9)	44.80	(3.3)	41.22	(0.5)	63.83	(5.2)	42.53	(3.2)	47.56

Forfeited	(0.4)	43.38	(0.1)	46.24	(0.1)	55.41	(0.5)	43.99	(0.2)	60.92

Balance at end of period	49.3	43.11	50.5	43.28	15.0	46.24	49.3	43.11	15.0	46.24

of which vested	0.9	–	1.3	–	1.1	–	0.9	–	1.1	–

of which unvested	48.4	–	49.2	–	13.9	–	48.4	–	13.9	–

Scaled Incentive Share Unit activities

	2Q11	1Q11	2Q10	6M11	6M10

Number of awards (million)

Balance at beginning of period	15.2	20.4	21.0	20.4	–

Granted	0.0	0.0	0.0	0.0	21.1

Settled	0.0	(5.1)	0.0	(5.1)	0.0

Forfeited	(0.2)	(0.1)	0.0	(0.3)	(0.1)

Balance at end of period	15.0	15.2	21.0	15.0	21.0

of which vested	0.5	0.4	0.0	0.5	0.0

of which unvested	14.5	14.8	21.0	14.5	21.0

Incentive Share Unit activities

	2Q11	1Q11	2Q10	6M11	6M10

Number of awards (million)

Balance at beginning of period	14.5	37.7	39.3	37.7	41.5

Granted [1]	0.0	0.0	0.0	0.0	6.0

Settled	(0.5)	(22.8)	0.0	(23.3)	(8.1)

Forfeited	(0.2)	(0.4)	(0.4)	(0.6)	(0.5)

Balance at end of period	13.8	14.5	38.9	13.8	38.9

of which vested	1.0	1.5	3.2	1.0	3.2

of which unvested	12.8	13.0	35.7	12.8	35.7

1 Includes ISUs granted in January and through out the year.